Borrowings (Details) - Loan kr in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 DKK (kr)
Disclosure of detailed information about borrowings [line items]
Internal rate of return	9.75%	9.75%
Nominal amount	$ 100	kr 656